Commitments	12 Months Ended
Dec. 31, 2011
Commitments [Abstract]
Commitments
7.	Commitments

The Company has entered into agreements with contract manufacturers for the manufacture of drug and study placebo for the Company's trials and studies, with contract research organizations (CRO) to conduct and monitor the Company's trials and studies and with various entities for laboratories and other testing related to the Company's trials and studies. The contractual terms of the agreements vary, but most require certain advances as well as payments based on the achievement of milestones. Further, these agreements are cancellable at any time, but obligate the Company to reimburse the providers for any time or costs incurred through the date of termination.

The Company has committed to pay severance benefits to certain executive employees if they are terminated without cause or upon a change of control.

The Company has executed noncancellable operating lease agreements for its office. Certain of these leases have free and escalating rent payment provisions. The Company recognizes rent expense under such leases on a straight-line basis over the term of the lease. As of December 31, 2011, future minimum lease payments under the operating lease agreements are as follows:

2012	$53,666
2013	66,228
2014	68,054
2015	70,096
2016	72,198
Thereafter	67,827

$398,069

During June 2011, in connection with the renewal of the corporate office lease, the Company entered into the first amendment to the lease. The amendment extends the original lease term for five years and relocates the Company into another space within the same building. The corporate office lease is cancellable upon the payment of an early termination penalty during 2015. The relocation occurred in November 2011. The lease provides for fixed increases in minimum annual rent payments, as well as rent free periods. The total amount of rental payments due over the lease term is being charged to rent expense on the straight-line method over the term of the lease. The differences between rent expense recorded and the amount paid is credited or charged to accrued expenses and other liabilities in the accompanying balance sheets. Rent expense was $61,653, $65,781 and $69,030, respectively, for the years ended December 31, 2011, 2010 and 2009. The Company's leases expire on various dates through November 2017.

Obligations under capital leases are not significant.

For commitments related to the Company's license agreements with Brookhaven (defined below), and Northwestern (defined below), see Note 8.